Stock-based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) - $ / shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Number of RSU's
Outstanding at beginning of period (in shares)	3,010,300	0
Granted (in shares)	3,017,276
Expired and forfeited (in shares)	6,976
Outstanding at end of period (in shares)	3,010,300
Vested (in shares)	55,896
Unvested (in shares)	2,954,404
Weighted Average Grant Date Fair Value (USD)
Outstanding at beginning of period (in dollars per share)	$ 14.29	$ 0
Granted (in dollar per share)	14.28
Expired and Forfeited (in dollar per share)	12.52
Outstanding at end of period (in dollars per share)	14.29
Vested (in dollar per share)	16.93
Unvested (in dollar per share)	$ 14.24